                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2010.
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Insurance Group, Ltd.
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   Address:      80 South Main Street
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                 Hanover, New Hampshire 03755-2053
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                 U.S.A.
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Form 13F File Number: 028-01681
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
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Title:   Vice President and Chief Accounting Officer
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Phone:   (603) 640-2200
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Signature, Place, and Date of Signing:

         /s/ J. Brian Palmer          Boston, Massachusetts   February 14, 2011
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           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.  Form 13F File Number         Name

1.   028-12951                    OneBeacon Insurance Group, Ltd.
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2.   028-00470                    White Mountains Advisors LLC
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 1
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Form 13F Information Table Value Total: $ 484
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                                            (thousands)

                           FORM 13F INFORMATION TABLE

                     WHITE MOUNTAINS INSURANCE GROUP, LTD.


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
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                                                                                                              VOTING AUTHORITY
                                                      VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER   -------------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1,000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
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SIEMENS AG                 SPONSORED ADR   826197501   $ 484    3,900       SH         SOLE        N/A     3,900